SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of anti-dilutive securities

	September 30, 2024	December 31, 2023
Warrants	27,358,113	24,418,113
Series A Convertible preferred stock	4,200,000	4,200,000
Total	31,558,113	28,618,113